Shareholder Report	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard CMT Funds
Entity Central Index Key	0001273878
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000007079
Shareholder Report [Line Items]
Fund Name	Municipal Low Duration Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Municipal Low Duration Fund underperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.

  The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  As of June 5, 2024, the name of the Fund changed to Vanguard Municipal Low Duration Fund from Vanguard Municipal Cash Management Fund.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund underperformed its benchmark for the fiscal year because of its significantly shorter duration, greater liquidity, and higher quality bias.

Line Graph [Table Text Block]
	Investor Shares	Short Municipal Debt Funds Average*	Tax-Exempt Money Market Funds Average
2014	$10,000	$10,000	$10,000
2014	$10,001	$10,010	$10,000
2015	$10,002	$10,022	$10,001
2015	$10,003	$9,994	$10,001
2015	$10,004	$10,014	$10,001
2015	$10,005	$10,038	$10,001
2016	$10,005	$10,090	$10,002
2016	$10,012	$10,089	$10,002
2016	$10,024	$10,135	$10,003
2016	$10,040	$10,020	$10,010
2017	$10,056	$10,098	$10,018
2017	$10,076	$10,154	$10,027
2017	$10,096	$10,202	$10,036
2017	$10,118	$10,147	$10,047
2018	$10,147	$10,167	$10,066
2018	$10,185	$10,192	$10,091
2018	$10,217	$10,240	$10,113
2018	$10,258	$10,249	$10,142
2019	$10,297	$10,352	$10,171
2019	$10,340	$10,446	$10,203
2019	$10,379	$10,545	$10,230
2019	$10,412	$10,556	$10,253
2020	$10,442	$10,653	$10,271
2020	$10,473	$10,611	$10,294
2020	$10,477	$10,707	$10,294
2020	$10,480	$10,740	$10,296
2021	$10,481	$10,750	$10,296
2021	$10,482	$10,789	$10,296
2021	$10,483	$10,803	$10,297
2021	$10,484	$10,778	$10,297
2022	$10,486	$10,646	$10,298
2022	$10,496	$10,528	$10,302
2022	$10,524	$10,508	$10,321
2022	$10,571	$10,528	$10,363
2023	$10,643	$10,569	$10,426
2023	$10,724	$10,637	$10,497
2023	$10,817	$10,710	$10,578
2023	$10,914	$10,840	$10,664
2024	$11,000	$10,958	$10,744
2024	$11,097	$10,974	$10,827
2024	$11,187	$11,189	$10,903

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	3.43%	1.51%	1.13%
Short Municipal Debt Funds Average*	4.47%	1.19%	1.13%
Tax-Exempt Money Market Funds Average	3.08%	1.28%	0.87%

Material Change Date		Aug. 31, 2023
AssetsNet	$ 2,418,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 325,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$2,418
Number of Portfolio Holdings	132
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$325

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	93.9%
31 to 60 Days	0.1%
91 to 180 Days	1.4%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	2.9%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's name changed from Vanguard Municipal Cash Management Fund to Vanguard Municipal Low Duration Fund.

The Fund changed its principal investment strategy to add a fundamental policy to invest at least 80% of its assets in tax-exempt municipal bonds. The Fund added interest rate risk, call risk, and extension risk as principal investment risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Name [Text Block]	The Fund's name changed from Vanguard Municipal Cash Management Fund to Vanguard Municipal Low Duration Fund.
Material Fund Change Strategies [Text Block]

The Fund changed its principal investment strategy to add a fundamental policy to invest at least 80% of its assets in tax-exempt municipal bonds. The Fund added interest rate risk, call risk, and extension risk as principal investment risks.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007078
Shareholder Report [Line Items]
Fund Name	Market Liquidity Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.005%
AssetsNet	$ 81,378,000,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 3,738,000
Additional Fund Statistics [Text Block]

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$81,378
Number of Portfolio Holdings	173
Total Investment Advisory Fees (in thousands)	$3,738

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	59.4%
8 to 30 Days	19.3%
31 to 60 Days	19.7%
61 to 90 Days	1.4%
91 to 180 Days	0.8%
Other Assets and Liabilities—Net	(0.6%)

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature